Goodwill and Other Intangible Assets (Goodwill by Business Segment 10-K) (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Goodwill [Line Items]
Goodwill, Beginning Balance	$ 9,103	$ 9,103
Goodwill, Ending Balance	9,103	9,103
Retail Banking [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance	5,795	5,795
Goodwill, Ending Balance	5,795	5,795
Corporate & Institutional Banking [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance	3,244	3,244
Goodwill, Ending Balance	3,244	3,244
Asset Management Group [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance	64	64
Goodwill, Ending Balance	$ 64	$ 64